Investee Companies and other investments (Details) - Schedule of Composition of Investments € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Schedule of Composition of Investments [Abstract]
Investment in shares	€ 31,772		€ 30,029
Long-term loans			2,665
Total of composition investment	31,772		32,694
Current maturities			(2,665)
Investment in equity accounted investee	€ 31,772	$ 35,141	€ 30,029